Loans and Borrowings - Summary of Loans and Borrowings (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Total loans and borrowings	$ 204,209		$ 141,244
Current portion	(120,508)	$ (13,758)	(13,758)
Loans and borrowings	83,701	$ 127,486	127,486
Term loan credit facilities
Disclosure of detailed information about borrowings [line items]
Total loans and borrowings	113,921		139,900	$ 10,637
Current portion	(113,921)		(13,398)
Loans and borrowings	0		126,502
Debentures
Disclosure of detailed information about borrowings [line items]
Total loans and borrowings	4		18
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total loans and borrowings	$ 90,284		$ 1,326